Related party transactions - Schedule of amounts due from/to related parties (Parenthetical) (Detail)		1 Months Ended		12 Months Ended
	Feb. 28, 2019 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Preferred share redemption value				¥ 6,644,822,639
Beijing Sequoia Xinyuan Equity Investment Center LLP [Member]
Related Party Transaction [Line Items]
Foreign exchange loss recognized from redemption of preferred equity investment with related party				94,654,414
Proceeds from redemption of preferred equity investment settled		$ 197,443,500	¥ 1,323,049,149
Shaojie Chen [Member]
Related Party Transaction [Line Items]
Related party transaction, advance payment received	¥ 39,995,000
Wuhan Douyu [Member]
Related Party Transaction [Line Items]
Preferred share redemption value				1,260,439,815
Related party transaction, advance payment received				1,355,094,229
Series A Preferred Equity [Member]
Related Party Transaction [Line Items]
Preferred share redemption value				¥ 106,999,090				¥ 106,999,090	¥ 106,999,090
Series A Preferred Equity [Member] | Beijing Sequoia Xinyuan Equity Investment Center LLP [Member]
Related Party Transaction [Line Items]
Preferred share redemption value						$ 197,443,500	¥ 1,358,253,325